UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

A. Haag Sherman The Endowment Registered Fund, L.P. 4265 San Felipe, Suite 800 Houston, TX 77027 (Name and address of agent for service)	With a copy to: George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/09

Date of reporting period: 03/31/09

Item 1.	Schedule of Investments.

The Fund invests substantially all of its assets in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2009

(Unaudited)

1. VALUATION OF INVESTMENTS

The valuation of The Endowment Registered Fund, L.P.’s (the “Registered Fund”) investment in The Endowment Master Fund, L.P. (the “Master Fund”) reflects the Registered Fund’s interest of 47.27% in the net assets of the Master Fund at March 31, 2009.

The Registered fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at estimated fair value. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, which are included herein.

2. INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

3. FAIR VALUE MEASUREMENTS

Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Registered Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1—	quoted prices in active markets for identical assets.
• Level 2—	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3—	significant unobservable inputs (which may include the Registered Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of March 31, 2009, of the Registered Fund’s investment based on the inputs utilized in determining the value of such investment:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Investment	$—	$—	$2,191,784,130

The categorization of the Registered Fund’s investment in the Master Fund as a Level 3 investment does not reflect the fact that many of the underlying investments held by the Investment Funds in which the Master Fund invests, if owned directly by the Registered Fund, would be classified as Level 1 investments.

1

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2009

(Unaudited)

The following is a reconciliation of the Level 3 investment for which significant unobservable inputs were used to determine fair value:

Investment
Balance as of December 31, 2008	$2,209,494,589
Allocated from the Master Fund:
Net Investment Loss	(4,767,556)
Net Realized Gain (Loss)	(30,147,902)
Change in Unrealized Appreciation/ Depreciation	59,152,765
Net Purchases (Sales)	(41,947,766)

Balance as of March 31, 2009	$2,191,784,130

2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/09

Date of reporting period: 03/31/09

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Absolute Return (0.75% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (2)		$34,953,560
Domestic Equity (1.09% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P. (3)		50,634,085
International Equity (3.50% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (1) (2)		46,259,488
Boyer Allan Greater China Fund, L.P. (2)		28,216,903
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		24,721,276
S.R. Global Fund—International Portfolio (Class C, L.P.)		58,435,426
S.R. Phoenicia—Carthaginian Portfolio (Class B, L.P.)		4,669,903
Natural Resources (0.14% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		6,448,768
Private Equity (1.22% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		385,254
CJIP II Co-Invest, L.P.		90,010
Gavea Investment Fund II A, L.P.		6,629,858
Gavea Investment Fund III, L.P.		19,563,801
Hillcrest Fund, L.P. (3)		258,191
Hony Capital Fund 2008, L.P.		1,492,452
India Asset Recovery Fund, L.P.		998,412
LC Fund IV, L.P. (2)		1,115,942
New Horizon Capital III, L.P. (2)		198,623
Orchid Asia IV, L.P.		3,561,301
Tiger Global Private Investment Partners IV, L.P. (1)		6,382,413
Tiger Global Private Investment Partners V, L.P.		1,269,902
Trustbridge Partners II, L.P. (2)		14,444,074
Real Estate (0.71% of Partners’ Capital)
Forum European Realty Income III L.P. (1) (2)		2,621,391
Phoenix Asia Real Estate Investments II, L.P. (2)		12,336,961
Phoenix Real Estate Fund (T) L.P.		18,042,727

Total Cayman Islands		343,730,721

Guernsey
Private Equity (0.04% of Partners’ Capital)
Mid Europa Fund III LP		1,976,123

Total Guernsey		1,976,123

Republic of Mauritius
Real Estate (0.07% of Partners’ Capital)
Orbis Real Estate Fund I (2)		3,219,535

Total Republic of Mauritius		3,219,535

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Scotland
Private Equity (0.02% of Partners’ Capital)
Actis Umbrella Fund, L.P. (1)		$889,000

Total Scotland		889,000

United Kingdom
Private Equity (0.08% of Partners’ Capital)
Darwin Private Equity I, L.P. (1)		1,577,112
Exponent Private Equity Partners II, LP		2,139,496
Real Estate (0.09% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		1,590,195
Patron Capital L.P. II		831,149
Patron Capital L.P. III		1,596,431

Total United Kingdom		7,734,383

United States
Absolute Return (16.20% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		1,775,006
Eton Park Fund, L.P.		59,404,921
Kenmont Onshore Fund, L.P. (2)		12,210,891
Magnetar Capital Fund, L.P. (2)		52,824,732
OZ Asia Domestic Partners, L.P. (2)		35,511,721
Paulson Advantage Plus, L.P. (2)		158,307,869
Paulson Partners Enhanced, L.P. (2)		58,095,595
PIPE Equity Partners, L.L.C. (3)		107,200,537
PSAM WorldArb Partners, L.P. (2)		41,542,273
Redbrick Capital, L.P. (3)		9,005,296
Stark Investments Limited Partnership		31,114,519
Waterstone Market Neutral Fund, L.P. (3)		117,408,690
Whitebox Combined Fund, L.P. (2)		66,582,366
Domestic Equity (7.56% of Partners’ Capital)
Bonanza Partners, L.P. (2)		4,060,254
CCM Small Cap Value Qualified Fund, L.P. (2)		5,339,016
Contrarian Equity Fund, L.P.		1,920,379
Criterion Institutional Partners, L.P. (2)		21,249,013
Diamond Hill Investment Partners II, L.P. (2)		6,470,785
Empire Capital Partners Enhanced, L.P. (3)		21,649,779
FrontPoint Onshore Healthcare Fund 2X, L.P. (2)		8,453,532
HealthCor, L.P. (2)		73,094,230
Ithan Creek Partners, L.P. (2)		50,233,213
Longhorn Onshore Investors, L.P. (3)		46,185,887
Samlyn Onshore Fund, L.P. (2)		73,378,065

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Domestic Equity (7.56% of Partners’ Capital) (continued)
Tiger Consumer Partners, L.P. (2)		$38,293,502
Enhanced Fixed Income (14.42% of Partners’ Capital)
Anchorage Crossover Credit Fund II, L.P. (2)		37,396,889
Anchorage Short Credit Fund, L.P. (2)		33,723,936
Ares Enhanced Credit Opportunities Fund, L.P.		8,548,150
BDCM Partners I, L.P. (2)		60,727,165
Contrarian Capital Fund I, L.P. (2)		80,281,571
Halcyon European Structured Opportunities Fund, L.P. (3)		9,218,651
Harbinger Capital Partners Fund I, L.P. (2)		81,725,067
Ore Hill Fund II, L.P. (2)		29,908,082
Prospect Harbor Credit Partners, L.P.		21,997,324
Sorin Fund, L.P. (2)		35,084,160
Standard Pacific Credit Opportunities Fund, L.P. (2)		132,509,715
The Rohatyn Group Local Currency Opportunity Partners, L.P. (3)		73,862,158
Whitebox Special Opportunities Fund, L.P. (3)		63,753,082
International Equity (5.36% of Partners’ Capital)
Dabroes Investment Fund LP (2)		30,102,236
L-R Global Partners, L.P.		1,221,329
Middle East North Africa Opportunities Fund, L.P. (3)	54,686	35,103,145
Monsoon India Inflection Fund, L.P.		1,159,351
Monsoon India Inflection Fund 2, L.P.		2,117,834
Penta Asia Domestic Partners, L.P.		18,089,352
Skopos HG Fund, LLC (2)	262,504	14,947,937
Steel Partners Japan Strategic Fund, L.P.		23,797,617
Taiyo Fund, L.P.		13,743,313
Tarpon All Equities Fund, LLC (2)		17,126,805
Tiger Asia Fund, L.P.		42,545,017
Torrey Pines Fund, LLC (3)		48,790,185
Natural Resources (7.50% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.		8,068,921
CamCap Resources, L.P. (2)		18,760,236
Chilton Global Natural Resources Partners, L.P. (2)		49,787,786
EnCap Energy Capital Fund VII-B, L.P. (1)		3,122,114
Intervale Capital Fund, L.P. (2)		6,537,820
NGP IX Offshore Fund, L.P.		4,658,634
NGP Midstream & Resources, L.P. (1)		8,059,793
Quantum Parallel Partners V, L.P.		2,792,325
Southport Energy Plus Partners, L.P. (2)		104,530,629
TPF II-A, L.P.		14,345,720
The Ospraie Fund, L.P.	31,614	5,326,997
Tocqueville Gold Partners, L.P.		531,651
Velite Energy L.P. (2)		121,254,730
Opportunistic Equity (11.86% of Partners’ Capital)
Corriente Partners, L.P. (2)		75,747,316
Covepoint Emerging Markets Macro Fund, L.P. (2)		36,386,882

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Opportunistic Equity (11.86% of Partners’ Capital) (continued)
Global Undervalued Securities Fund (QP), L.P. (2)		$42,945,623
GMO Mean Reversion Fund (Onshore), L.P.		41,188,858
Hayman Capital Partners, L.P. (2)		43,495,523
HomeField Partners, L.P. (2)		7,569,617
Horseman Global Fund 2, L.P. (2)		28,809,063
Miura Global Partners II, LP (2)		60,132,233
NWI Explorer Global Macro Fund, L.P. (2)		13,576,715
Pantera Global Macro Fund, L.P. (2)		1,838,920
Pardus European Special Opportunities Fund, L.P. (2)		5,336,517
Passport II, LP		24,759,311
SCP Sakonnet Fund, LP (3)		46,160,215
Tiger Global, L.P.		47,506,803
Valiant Capital Partners, L.P. (2)		74,586,572
Private Equity (10.16% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		5,041,045
Accel-KKR Capital Partners III, L.P. (2)		4,640,414
Advent Latin American Private Equity Fund IV-F, L.P.		3,038,781
Audax Mezzanine Fund II, L.P. (1)		4,365,809
BDCM Opportunity Fund II, L.P. (1)		1,685,215
Brazos Equity Fund II, L.P. (1)		1,906,224
Brazos Equity Fund III, L.P.		(111,712)
Capital Royalty Partners, L.P. (1)		1,116,991
Carlyle Partners V, L.P. (1)		3,869,841
Catterton Growth Partners, L.P. (2)		4,479,679
Chrysalis Ventures III, L.P.		769,899
Crosslink Crossover Fund IV, L.P.		1,630,339
Crosslink Crossover Fund V, L.P.		18,337,885
Dace Ventures I, L.P. (2)		966,928
Encore Consumer Capital Fund, L.P.		1,964,688
European Divergence Fund, L.P. (3)		177,297,066
Fairhaven Capital Partners, L.P.		2,249,736
GMO Emerging Illiquid Fund, L.P. (1) (2)		4,210,713
Harbinger Capital Partners Special Situations Fund, L.P.		13,207,557
HealthCor Partners Fund, L.P. (2)		2,514,497
Integral Capital Partners VIII, L.P. (2)		12,676,540
MatlinPatterson Global Opportunities Partners III, L.P.		5,220,349
Monomoy Capital Partners, L.P.		2,862,006
Paulson Credit Opportunities, L.P. (2)		97,047,184
Pine Brook Capital Partners, LP (1)		4,835,928
Pinto America Growth Fund, L.P.		1,093,317
Private Equity Investment Fund IV, L.P. (1) (2)		8,112,403
Q Funding III, L.P. (2)		8,996,966
Q4 Funding, L.P. (2)		25,404,924
Saints Capital VI, L.P. (2)		6,675,800

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (10.16% of Partners’ Capital) (continued)
Sanderling Venture Partners VI Co-Investment Fund, L.P.		$1,229,439
Sanderling Venture Partners VI, L.P.		1,192,984
Silver Lake Partners III, L.P.		1,028,778
Sterling Capital Partners II, L.P.		1,518,193
Sterling Capital Partners III, L.P.		2,632,503
Sterling Group Partners II, L.P.		1,221,101
Strategic Value Global Opportunities Fund I-A, L.P.		4,964,318
Tenaya Capital V, L.P.		1,569,256
The Column Group, L.P.		1,246,737
The Raptor Private Holdings L.P.		7,770,999
The Resolute Fund II, L.P.		2,122,049
Trivest Fund IV, L.P. (2)		5,867,525
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		6,139,145
VCFA Private Equity Partners IV, L.P. (1)		2,130,789
VCFA Venture Partners V, L.P. (1)		3,533,600
Voyager Capital Fund III, L.P. (1)		906,440
Real Estate (3.91% of Partners’ Capital)
Aslan Realty Partners III, L.L.C. (1)		1,515,265
Cypress Realty VI, L.P.		5,332,199
DaVinci Corporate Opportunity Partners, L.P. (1)		(1,802,338)
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)		1,755,624
ING Clarion Global, L.P. (2)		38,850,230
ING Clarion U.S., L.P. (3)		39,814,989
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		5,289,387
MONY/Transwestern Mezzanine Realty Partners II, L.L.C. (1)		696,300
Northwood Real Estate Co-Investors LP (1)		350,309
Northwood Real Estate Partners LP (1)		984,300
Oak Hill REIT Plus Fund, L.P. (2)		13,549,461
Parmenter Realty Fund III, L.P.		8,034,921
Square Mile Partners III LP (2)		5,279,555
TCW Special Mortgage Credits Fund II, L.P. (1)		52,103,104
Transwestern Mezzanine Realty Partners III, L.L.C. (1) (2)		1,593,500
Woodbourne Daybreak Global Fund LP (2)		8,052,100

Total United States		3,569,189,440

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (Cost $4,203,272,209)		3,926,739,202	84.68%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.22% of Partners’ Capital)
El Tejar Limited		10,290,909

Total Bermuda Limited Liability Company (Cost $10,000,000)		10,290,909	0.22%

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies (continued)
Cayman Companies Limited by Shares
Absolute Return (2.61% of Partners’ Capital)
CRC Global Structured Credit Fund, Ltd. (2)		$56,407,725
Overseas CAP Partners, Inc. (3)	45,229	64,567,064
International Equity (0.97% of Partners’ Capital)
Ajeej MENA Fund (2)	213,420	13,278,731
Ferox Japan Fund Limited (2)		8,102,491
Quorum Fund Limited (2)	349,876	10,011,293
The Russian Prosperity Fund	1,056,068	13,676,075
Natural Resources (0.19% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		8,835,001

Total Cayman Companies Limited by Shares (Cost $250,076,238)		174,878,380	3.77%

Republic of Mauritius
International Equity (0.31% of Partners’ Capital)
India Capital Fund Ltd. (2)	597,747	14,343,883

Total Republic of Mauritius (Cost $14,500,000)		14,343,883	0.31%

Total Passive Foreign Investment Companies (Cost $274,576,238)		199,513,172	4.30%

Private Corporations
United States
Real Estate (0.39% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc		5,122,061
Legacy Partners Realty Fund III, Inc		1,529,742
Net Lease Private REIT V, Inc (1)		1,543,669
Net Lease Private REIT VI, Inc (1)		3,985,109
Net Lease Private REIT VII, Inc (1)(2)		3,000,000
Net Lease Private REIT VII-A, Inc (1)(2)		3,000,000

Total United States		18,180,581

Total Private Corporations (Cost $28,357,644)		18,180,581	0.39%

Total Investments in Investment Funds (Cost $4,506,206,091)		4,144,432,955	89.37%

Investments in Securities
Investments in Registered Investment Companies
Exchange Traded Funds
United States
Domestic Equity (0.85% of Partners’ Capital) iShares Russell 1000 Growth Index Fund (1)	873,000	30,616,110
UltraShort Russell 2000 ProShares	123,950	8,728,559
Fixed Income (2.22% of Partners’ Capital) iShares Barclays 20+ Year Treasury Bond Fund (1)	972,566	102,809,952
Natural Resources (2.97% of Partners’ Capital)
Market Vectors Gold Miners ETF	1,853,097	68,342,217
SPDR Gold Trust	993,956	59,941,948

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Registered Investment Companies (continued)
Exchange Traded Funds (continued)
United States (continued)
Natural Resources (2.97% of Partners’ Capital) (continued)
Ultra Oil & Gas ProShares (1)	446,200	$9,602,224

Total United States		280,041,010

Total Exchange Traded Funds (Cost $287,943,704)		280,041,010	6.04%

Open End Funds
United States
Domestic Equity (0.88% of Partners’ Capital)
Hussman Strategic Growth Fund (1)	3,122,561	40,874,317
Natural Resources (0.54% of Partners’ Capital)
The Tocqueville Gold Fund (1)	677,513	24,905,380

Total United States		65,779,697

Total Open End Funds (Cost $74,748,183)		65,779,697	1.42%

Total Investments in Registered Investment Companies (Cost $362,691,887)		345,820,707	7.46%

Total Investments in Securities (Cost $362,691,887)		345,820,707	7.46%

Total Investments (Cost $4,868,897,978)		$4,490,253,662	96.83%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2009 was $928,612,430. For certain Investment Funds, for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All securities are non-income producing unless noted otherwise.

Refer to Note 6, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares or par value is listed for each investment if it is applicable for that investment type.
(1)	Income producing security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2009

(Unaudited)

1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Endowment Master Fund, L.P. (the “Master Fund”) invests in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

2. VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc. (“Citi”), the Master Fund’s independent administrator (the “Independent Administrator”), in consultation with Endowment Advisers, L.P., the Master Fund’s investment adviser (the “Adviser”) . The valuation procedures of the Master Fund’s underlying investments are reviewed by a committee approved by the board of directors (the “Board”) that was established to oversee the valuation of the Master Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Master Fund will equal the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses.

Investments held directly by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect estimated fair value. In making such determinations, the Valuation Committee considers terms and conditions of the Master Fund’s agreement with the respective Investment Fund and other market participant considerations that may affect its fair value such as lock up periods, suspension of redemptions, use of side pockets, holdbacks or other relevant factors. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed and such differences may be significant. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2009

(Unaudited)

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

•

FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign securities are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

3. FAIR VALUE MEASUREMENTS

Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2009

(Unaudited)

• Level 1	—	quoted prices in active markets for identical assets.

• Level 2	—	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	—	significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of March 31, 2009, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Investments	$345,820,707	$—	$4,144,432,955

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of December 31, 2008	$3,964,907,728
Net Realized Loss	(39,250,292)
Change in Unrealized Appreciation/ Depreciation	94,075,350
Net Purchase (Sales)	124,700,169

Balance as of March 31, 2009	$4,144,432,955

The change in unrealized appreciation/ depreciation from Level 3 investments held at March 31, 2009 is $55,168,015.

4. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective for the quarter ended March 31, 2009, the Master Fund adopted the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows.

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. The derivative activity during the period ended March 31, 2009 consisted of the purchase, sale and expiration of call options on indices.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2009

(Unaudited)

5. INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

6. INVESTMENTS IN PORTFOLIO SECURITIES

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Master Fund’s investments are categorized in three levels of liquidity, as determined by the Master Fund. The categories and percent of investments in each are as follows at March 31, 2009:

Investment Funds	Percentage of Investments	Category Definition
Category 1 Funds	69.5%	Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock up period.

Category 2 Funds	10.0%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock up period.

Category 3 Funds	20.5%

Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the underlying portfolio’s assets or investments are liquidated.

	100.0%

The expiration of lock-ups on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

At March 31, 2009, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the Investment Company Act of 1940. A listing of these affiliated Investment Funds (including 2009 activity) is shown below:

				For the Period 1/1/2009 through 3/31/2009				For the Period 1/1/2009 through 3/31/2009
Investment Funds	Shares 12/31/2008	Shares 3/31/2009	Fair Value 12/31/2008	Cost of Purchases	Cost of Sales*	Appreciation/ (Depreciation)	Fair Value 3/31/2009	Interest/ Dividend Income	Realized Gain/ (Loss)
Accel-KKR Capital Partners III, L.P.			$4,792,904			$(152,490)	$4,640,414
Ajeej MENA Fund	213,420	213,420	14,126,141			(847,410)	13,278,731
Algebris Global Financials Fund, L.P.			43,250,833			3,008,655	46,259,488
Anchorage Crossover Credit Fund II, L.P.			36,252,650			1,144,239	37,396,889
Anchorage Short Credit Fund, L.P.			95,709,165		$35,304,485	(26,680,744)	33,723,936		$15,419,053
BDCM Partners I, L.P.			54,263,547			6,463,618	60,727,165
Benson Elliot Real Estate Partners III, L.P. ***			—			—	—
Bonanza Partners, L.P.			4,263,370			(203,116)	4,060,254
Boyer Allan Greater China Fund, L.P.			27,852,646			364,257	28,216,903
CamCap Resources, L.P.			18,024,862			735,374	18,760,236
Catterton Growth Partners, L.P.			3,665,483	$900,131		(85,935)	4,479,679
CCM Small Cap Value Qualified Fund, L.P.			4,506,912			832,104	5,339,016
Chilton Global Natural Resources Partners, L.P.			48,909,483			878,303	49,787,786
Contrarian Capital Fund I, L.P.			73,830,500	5,791,422		659,649	80,281,571
Corriente Partners, L.P.			80,242,542			(4,495,226)	75,747,316
Covepoint Emerging Markets Macro Fund, L.P.			32,714,019			3,672,863	36,386,882
CRC Global Structured Credit Fund, Ltd.			58,849,774			(2,442,049)	56,407,725
Criterion Institutional Partners, L.P.			12,405,432	9,774,765		(931,184)	21,249,013
Dabroes Investment Fund LP			9,481,494	20,000,000		620,742	30,102,236
Dace Ventures I, L.P.			1,038,927	137,406		(209,405)	966,928
Diamond Hill Investment Partners II, L.P.			30,247,231		31,391,867	7,615,421	6,470,785		(10,337,195)
Empire Capital Partners Enhanced, L.P.			18,864,453			2,785,326	21,649,779
European Divergence Fund, L.P.			183,548,935			(6,251,869)	177,297,066
Ferox Japan Fund Limited			8,702,389			(599,898)	8,102,491
Forum European Realty Income III L.P.			2,075,822	943,732		(398,163)	2,621,391
FrontPoint Onshore Healthcare Fund 2X, L.P.			8,430,585			22,947	8,453,532
Global Undervalued Securities Fund (QP), L.P.			50,052,796			(7,107,173)	42,945,623
GMO Emerging Illiquid Fund, L.P.			4,703,642			(492,929)	4,210,713	$231,678
Gradient Europe Fund, L.P.			8,595,584		32,000,000	23,404,416	—		(23,695,232)
GTIS Brazil Real Estate Fund (Brazilian Real) LP			1,441,597	254,127		59,900	1,755,624
Halcyon European Structured Opportunities Fund, L.P.			17,556,591		12,043,800	3,705,860	9,218,651		(7,562,146)
Harbinger Capital Partners Fund I, L.P.			78,080,706			3,644,361	81,725,067
Hayman Capital Partners, L.P.			41,851,331			1,644,192	43,495,523
HealthCor, L.P.**			46,459,496	25,000,000		1,634,734	73,094,230
HealthCor Partners Fund, L.P.			2,436,471	132,952	4,926	(50,000)	2,514,497
Hillcrest Fund, L.P.			96,794	444,138		(282,741)	258,191
HomeField Partners, L.P.			16,357,040		8,500,000	(287,423)	7,569,617		(930,383)
Horseman Global Fund 2, L.P.			—	30,000,000		(1,190,937)	28,809,063
India Capital Fund Ltd	187,107	597,747	4,744,728	10,000,000		(400,845)	14,343,883
ING Clarion Global, L.P.			39,908,540			(1,058,310)	38,850,230
ING Clarion U.S., L.P.			41,613,957			(1,798,968)	39,814,989
Integral Capital Partners VIII, L.P.			11,799,122			877,418	12,676,540
Intervale Capital Fund, L.P.			6,122,675	139,269		275,876	6,537,820
Ithan Creek Partners, L.P.			50,395,785			(162,572)	50,233,213
Kenmont Onshore Fund, L.P.			12,570,773			(359,882)	12,210,891
LC Fund IV, L.P.			677,387	410,715		27,840	1,115,942
Longhorn Onshore Investors, L.P.			46,131,502			54,385	46,185,887
Magnetar Capital Fund, L.P.			51,060,520			1,764,212	52,824,732
Middle East North Africa Opportunities Fund, L.P.	54,686	54,686	39,818,048			(4,714,903)	35,103,145

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2009

(Unaudited)

Miura Global Partners II, LP			62,106,527			(1,974,294)	60,132,233
Monsoon Infrastructure & Realty Co-Invest, L.P.			5,375,000			(85,613)	5,289,387
Montrica Global Opportunities Fund, L.P.			38,513,902		3,118,844	(441,498)	34,953,560		(659,107)
Net Lease Private REIT VII, Inc			3,000,000			—	3,000,000	81,370
Net Lease Private REIT VII-A, Inc			3,000,000			—	3,000,000	81,370
New Horizon Capital III, L.P.			—	349,484		(150,861)	198,623
NWI Explorer Global Macro Fund, L.P.			13,221,628			355,087	13,576,715
Oak Hill REIT Plus Fund, L.P.			12,368,041			1,181,420	13,549,461
Orbis Real Estate Fund I			3,449,164			(229,629)	3,219,535
Ore Hill Fund II, L.P.			34,439,642		4,114,882	(416,678)	29,908,082		(1,517,951)
Overseas CAP Partners, Inc.	45,229	45,229	55,428,160			9,138,904	64,567,064
OZ Asia Domestic Partners, L.P.			33,844,287	173,400		1,494,034	35,511,721
Pantera Global Macro Fund, L.P.			2,273,284		579,201	144,837	1,838,920		(121,416)
Pardus European Special Opportunities Fund, L.P.			5,620,882			(284,365)	5,336,517
Paulson Advantage Plus, L.P.			188,583,886		25,500,000	(4,776,017)	158,307,869		23,146,035
Paulson Credit Opportunities, L.P.			56,547,795	40,000,000		499,389	97,047,184
Paulson Partners Enhanced, L.P.			55,070,388			3,025,207	58,095,595
Phoenix Asia Real Estate Investments II, L.P.			16,875,000	747,024		(5,285,063)	12,336,961
PIPE Equity Partners, L.L.C.			96,281,525	10,000,000		919,012	107,200,537
Private Equity Investment Fund IV, L.P.			7,216,226	939,927		(43,750)	8,112,403
Private Equity Investment Fund V, L.P. ***			—			—	—
PSAM WorldArb Partners, L.P.			40,331,215			1,211,058	41,542,273
Q Funding III, L.P.			9,098,681			(101,715)	8,996,966
Q4 Funding, L.P.			25,692,138			(287,214)	25,404,924
Quorum Fund Limited	349,876	349,876	9,602,300			408,993	10,011,293
Redbrick Capital, L.P.			9,368,126			(362,830)	9,005,296
Saints Capital VI, L.P.			6,064,246	491,716	119,074	238,912	6,675,800		101,434
Samlyn Onshore Fund, L.P.			35,114,053	34,000,000		4,264,012	73,378,065
SCP Sakonnet Fund, LP			41,358,574			4,801,641	46,160,215
Skopos HG Fund, LLC	262,504	262,504	14,476,137			471,800	14,947,937
Sorin Fund, L.P.			34,795,950			288,210	35,084,160
Southport Energy Plus Partners, L.P.			86,958,671			17,571,958	104,530,629
Square Mile Partners III LP			5,824,912	1,013,191	1,740,118	181,570	5,279,555
Standard Pacific Credit Opportunities Fund, L.P.			129,867,044			2,642,671	132,509,715
Tarpon All Equities Fund, LLC			17,872,206			(745,401)	17,126,805
The Rohatyn Group Local Currency Opportunity Partners, L.P.			73,350,704			511,454	73,862,158
Tiedemann/Falconer Partners, L.P.			49,754,374			879,711	50,634,085
Tiger Consumer Partners, L.P.			33,301,757			4,991,745	38,293,502
Torrey Pines Fund, LLC			56,882,204		5,019,516	(3,072,503)	48,790,185		(19,516)
Transwestern Mezzanine Realty Partners III, L.L.C.			2,894,714			(1,301,214)	1,593,500
Trivest Fund IV, L.P.			6,032,460	247,583		(412,518)	5,867,525
Trustbridge Partners II, L.P.			13,933,507	211,306		299,261	14,444,074
Tuckerbrook SB Global Distressed Fund I, L.P.			6,174,263	400,000		(435,118)	6,139,145
Valiant Capital Partners, L.P.			65,789,601	1,755,890		7,041,081	74,586,572
Velite Energy L.P.			91,762,431			29,492,299	121,254,730
Waterstone Market Neutral Fund, L.P.			94,899,028			22,509,662	117,408,690
Wells Street Global Partners, L.P.			18,627,471		25,750,000	7,122,529	—		(12,557,414)
Wells Street Offshore, Ltd	32,000	—	7,019,400		10,000,000	2,980,600	—		(3,710,112)
Whitebox Combined Fund, L.P.			62,075,130			4,507,236	66,582,366
Whitebox Special Opportunities Fund, L.P.			53,250,000			10,503,082	63,753,082
Woodbourne Daybreak Global Fund LP			10,600,188		2,206,919	(341,169)	8,052,100		(928,785)

	1,144,822	1,523,462	$3,254,512,006	$194,258,178	$197,393,632	$123,622,445	$3,374,998,997	$394,418	$(23,372,735)

*	Sales include return of capital.
**	Voting rights have been waived for these investments.
***	Affiliated investment based on capital commitment. No contributions have been made as of March 31, 2009.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and, as a result, the Master Fund is unable to calculate the year end tax cost of its investments until after year end, when the Master Fund’s tax return is completed. The Master Fund’s book cost of investments, as of March 31, 2009 was $4,868,897,978 resulting in accumulated net unrealized depreciation of $378,644,316 consisting of $459,293,640 in gross unrealized appreciation and $837,937,956 in gross unrealized depreciation.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	May 21, 2009

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	May 21, 2009

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	May 21, 2009

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	May 21, 2009

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date:	May 21, 2009

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date:	May 21, 2009